Cover	May 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 27, 2026
Entity File Number	001-43167
Entity Registrant Name	FORTRESS VALUE ACQUISITION CORP. V
Entity Central Index Key	0001850733
Entity Tax Identification Number	98-1901881
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	46th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	798-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	FVAV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false